OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning Period Right Of Use Of Assets	$ 82,384	$ 0
Addition		100,877
Amortization	(20,176)	(18,493)
Ending period Right Of Use Of Assets	$ 62,208	$ 82,384